EBook Settlement - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Sep. 07, 2017	Jul. 01, 2017	Apr. 28, 2018	Apr. 29, 2017
Loss Contingencies [Line Items]
Redemptions receivable from Apple			$ 452	$ 2,478
Apple Inc | Antitrust Lawsuit on Price of Digital Books
Loss Contingencies [Line Items]
Credit settlement amount			95,707
Redemptions receivable from Apple			0
Activated credit amount		$ 60,397
Credit redeemed		$ 56,472
Apple Inc | Antitrust Lawsuit on Price of Digital Books | Court Approved Redistribution
Loss Contingencies [Line Items]
Credit settlement amount	$ 14,815
Redemptions receivable from Apple			452	$ 2,478
Activated credit amount			10,851
Credit redeemed			$ 10,249